Increase in Ownership Interest of Subsidiary	12 Months Ended
Dec. 31, 2022
Increase In Ownership Interest Of Subsidiary
Increase in Ownership Interest of Subsidiary

Note 16. Increase in Ownership Interest of Subsidiary

On July 1, 2022, GWW acquired an additional 444,444 newly issued shares of Microphase to increase its ownership interest in Microphase from 54.56% of 63.07% in exchange for consideration of $1 million.